Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivatives [Abstract]
DERIVATIVES

NOTE 4 — DERIVATIVES

Derivative Activities

The Company is exposed to volatility in market prices and basis differentials for natural gas, oil and NGLs, which impacts the predictability of its cash flows related to the sale of those commodities. These risks are managed by the Company’s use of certain derivative financial instruments. The company has historically used crude diff swaps, fixed price swaps, and costless collars. As of June 30, 2024, the Company’s derivative financial instruments consisted of costless collars and crude diff swaps, which are described below:

Costless Collars

Arrangements that contain a fixed floor price (“purchased put option”) and a fixed ceiling price (“sold call option”) based on an index price which, in aggregate, have no net cost. At the contract settlement date, (1) if the index price is higher than the ceiling price, the Company pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

Additionally, the Company will occasionally purchase an additional call option at a higher strike price than the aforementioned fixed ceiling price. Often this is accomplished in conjunction with the costless collar at no additional cost. If an additional call option is utilized, at the contract settlement date, (1) if the index price is higher than the sold call strike price but lower than the purchased option strike price, then the Company pays the difference between the index price and the sold call strike price, (2) if the index price is higher than the purchased call price, then the company pays the difference between the purchased call option and the sold call option, and the company receives payment of the difference between the index price and the purchased option strike price, (3) if the index price is between the purchased put strike price and the sold call strike price, no payments are due from either party, (4) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

The following table sets forth the derivative volumes by period as of June 30, 2024 for the Company:

	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q3 2024	9,000	$70.00	$85.50	$85.50
Q4 2024	9,000	$70.00	$85.50	$85.50

Crude price differential swaps

During the year ended December 31, 2023, the Company has entered into commodity swap contracts that are effective over the next 1 to 24 months and are used to hedge against location price risk of the respective commodity resulting from supply and demand volatility and protect cash flows against price fluctuations. The following table reflects the weighted-average price of open commodity swap contracts as of June 30, 2024:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q3-Q4 2024	2,250	$70.89
Q1-Q4 2025	5,000	$70.21

Derivative Assets and Liabilities

As of June 30, 2024 and December 31, 2023, the Company is conducting derivative activities with one counterparty, which is secured by the lender in the Company’s bank credit facility. The Company believes the counterparty is acceptable credit risk, and the credit worthiness of the counterparty is subject to periodic review. The assets and liabilities are netted given that all positions are held by a single counterparty and subject to a master netting arrangement. The combined fair value of derivatives included in the accompanying consolidated balance sheets as of June 30, 2024 and December 31, 2023 is summarized below.

	As of June 30, 2024
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$59,607	$(59,607)	$—
Long-term derivative asset	—	—	—
Short-term derivative liability	(1,006,559)	59,607	(946,952)
Long-term derivative liability	(267,484)	—	(267,484)
Total derivative liability			$(1,214,436)

	As of December 31, 2023 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$583,035	$(191,547)	$391,488
Long-term derivative asset	76,199	—	76,199
Short-term derivative liability	(191,547)	(191,547)	—
Long-term derivative liability	—	—	—
Total derivative asset			$467,687

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023
	Successor		Predecessor
Total gain (loss) on unsettled derivatives	$177,970	$(1,682,123)	$477,674	$1,061,698
Total gain (loss) on settled derivatives	(261,448)	(398,602)	(131,665)	(298,655)
Net gain (loss) on derivatives	$(83,478)	$(2,080,725)	$346,009	$763,043

NOTE 4 — DERIVATIVES

Derivative Activities

The Company is exposed to volatility in market prices and basis differentials for natural gas, oil and NGLs, which impacts the predictability of its cash flows related to the sale of those commodities. These risks are managed by the Company’s use of certain derivative financial instruments. The company has historically used crude diff swaps, fixed price swaps, and costless collars. As of December 31, 2023, the Company’s derivative financial instruments consisted of costless collars and crude diff swaps, which are described below:

Costless Collars

Arrangements that contain a fixed floor price (“purchased put option”) and a fixed ceiling price (“sold call option”) based on an index price which, in aggregate, have no net cost. At the contract settlement date, (1) if the index price is higher than the ceiling price, the Company pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

Additionally, the Company will occasionally purchase an additional call option at a higher strike price than the aforementioned fixed ceiling price. Often this is accomplished in conjunction with the costless collar at no additional cost. If an additional call option is utilized, at the contract settlement date, (1) if the index price is higher than the sold call strike price but lower than the purchased option strike price, then the Company pays the difference between the index price and the sold call strike price, (2) if the index price is higher than the purchased call price, then the company pays the difference between the purchased call option and the sold call option, and the company receives payment of the difference between the index price and the purchased option strike price, (3) if the index price is between the purchased put strike price and the sold call strike price, no payments are due from either party, (4) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

The following table sets forth the derivative volumes by period as of December 31, 2023 for the Company:

	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q1-Q2 2024	9,000	$70.00	$91,90	$91.90
Q3-Q4 2024	9,000	$70.00	$85.50	$85.50

The following table sets forth the derivative volumes by period as of December 31, 2022 for the Predecessor:

	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q1-Q2 2023	20,000	$63.75	$97.79	$76.06
Q3-Q4 2023	20,000	$65.00	$100.00	$72.25

Crude price differential swaps

During the year ended December 31, 2023, the Company has entered into commodity swap contracts that are effective over the next 1 to 24 months and are used to hedge against location price risk of the respective commodity resulting from supply and demand volatility and protect cash flows against price fluctuations. The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2023:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q1-Q4 2024	3,000	$71.30
Q1-Q4 2025	3,000	$67.96

Derivative Assets and Liabilities

As of December 31, 2023 and 2022, the Company is conducting derivative activities with one counterparty, which is secured by the lender in the Company’s bank credit facility. The Company believes the counterparty is acceptable credit risk, and the credit worthiness of the counterparty is subject to periodic review. The assets and liabilities are netted given that all positions are held by a single counterparty and subject to a master netting arrangement. The combined fair value of derivatives included in the accompanying consolidated balance sheets as of December 31, 2023 and 2022 is summarized below.

	As of December 31, 2023 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$583,035	$(191,547)	$391,488
Long-term derivative asset	76,199	—	76,199
Short-term derivative liability	(191,547)	(191,547)	—
Long-term derivative liability	—	—	—
Total derivative asset			$467,687

	As of December 31, 2022 (Predecessor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$1,596,361	$1,596,361	$—
Long-term derivative asset	—	—	—
Short-term derivative liability	(2,787,715)	1,596,361	(1,191,354)
Long-term derivative liability	—	—	—
Total derivative liability			$(1,191,354)

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	Successor	Predecessor
	November 15, 2023 to December 31, 2023	January 1, 2023 to November 14, 2023	For the year ended December 31, 2022
Total gain on unsettled derivatives	$443,349	$1,215,693	$2,185,000
Total loss on settled derivatives	(102,541)	(1,163,736)	(6,978,790)
Net gain (loss) on derivatives	$340,808	$51,957	$(4,793,790)